Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 10, 2018
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2018